Inventory (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory
Raw materials	$ 475	$ 2,478	$ 2,118
Work in progress	3,477	1,187	455
Total	$ 3,952	$ 3,665	$ 2,573